Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,430,339	¥ 3,088,524
Carrying amounts, Assets	32,887	48,483
Carrying amounts, Liabilities	465,816	147,366
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	322,840	287,072
Carrying amounts, Liabilities	¥ 322,840	¥ 287,072